Report for the Calendar Year or Quarter Ended:	June 30, 2007
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 6, 2007

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$309,661

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8508
158880
158880
158880
D
AMERICAN INTERNATIONAL GP
COM
026874107
11514
164416
164416
164416
D
APPLIED MATERIALS
COM
038222105
8763
441000
441000
441000
D
AT&T
COM
00206R102
631
15206
15206
15206
D
AUTOMATIC DATA PROCESSING
COM
053015103
9084
187410
187410
187410
D
BANK OF AMERICA CORP
COM
060505104
238
4874
4874
4874
D
BB&T CORP
COM
054937107
7304
179540
179540
179540
D
BOEING
COM
097023105
351
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
256
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
600
3850
3850
3850
D
CHEESECAKE FACTORY, INC.
COM
163072101
5090
207605
207605
207605
D
CHEVRON-TEXACO CORP
COM
166764100
363
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
730
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
351
12599
12599
12599
D
CITIGROUP, INC.
COM
172967101
11947
232933
232933
232933
D
COLUMBIA ACORN FUND
COM
197199409
201
6130
6130
6130
D
CONOCOPHILLIPS
COM
20825C104
12090
154008
154008
154008
D
CR BARD INC
COM
067383109
8700
105290
105290
105290
D
DENTSPLY INTERNATIONAL
COM
249030107
6333
165525
165525
165525
D
DIAGEO PLC
COM
25243Q205
8730
104788
104788
104788
D
DUPONT DE NEMOURS
COM
263534109
243
4778
4778
4778
D
EBAY
COM
278642103
4745
147450
147450
147450
D
EXXON MOBIL CORP
COM
30231G102
16931
201851
201851
201851
D
FED NAT'L MRTGE ASSN
COM
313586109
572
8750
8750
8750
D
FPL GROUP
COM
302571104
254
4477
4477
4477
D
GENERAL DYNAMICS CORP
COM
369550108
7534
96320
96320
96320
D
GENERAL ELECTRIC
COM
369604103
12667
330902
330902
330902
D
HORMEL
COM
440452100
8610
230515
230515
230515
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7829
142810
142810
142810
D
JOHNSON & JOHNSON
COM
478160104
12413
201442
201442
201442
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LINEAR TECHNOLOGY CORP
COM
535678106
8125
224560
224560
224560
D
MCGRAW HILL CO'S
COM
580645109
7765
114055
114055
114055
D
MEDTRONIC INC
COM
585055106
12648
243895
243895
243895
D
MERCK & CO.
COM
589331107
298
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9945
154235
154235
154235
D
MICROSOFT
COM
594918104
9332
316663
316663
316663
D
NATIONAL CITY CORP
COM
635405103
360
10808
10808
10808
D
NESS ENERGY INTERNATIONAL
COM
64104P105
1
20000
20000
20000
D
NIKE, INC.
COM
654106103
9174
157390
157390
157390
D
ORACLE CORPORATION
COM
68389X105
10514
533430
533430
533430
D
PEPSICO
COM
713448108
12564
193740
193740
193740
D
PFIZER INC
COM
717081103
1500
58677
58677
58677
D
PORTFOLIO RECOVERY ASSOC.
COM
73640Q105
6127
102085
102085
102085
D
PROCTER & GAMBLE
COM
742718109
12834
209738
209738
209738
D
ROYAL DUTCH SHELL
COM
780259206
333
4100
4100
4100
D
SABINE ROYALTY TRUST
COM
785688102
210
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
390
12800
12800
12800
D
SIGHTLOGIX
COM
82699A903
100
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
8956
209880
209880
209880
D
STATE STREET CORP
COM
857477103
6307
92210
92210
92210
D
SYSCO CORPORATION
COM
871829107
8300
251605
251605
251605
D
THUNDER ENERGY TRUST
COM
88604T101
187
50000
50000
50000
D
UNITED PARCEL SERVICE
COM
911312106
7926
108575
108575
108575
D
US BANCORP
COM
902973304
1091
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
819
37350
37350
37350
D
WAL-MART
COM
931142103
273
5665
5665
5665
S
REPORT SUMMARY
57
RECORDS
309661
0
OTHER MANAGERS